Investment Strategy - Eaton Vance Growth Trust	Sep. 30, 2025
Eaton Vance Atlanta Capital Focused Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests in common stocks of approximately 20 to 35 companies, primarily with large market capitalizations. The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. companies. The Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks) and in publicly traded real estate investment trusts (“REITs”). The Fund is “non-diversified” and may invest, a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may also lend its securities.
Through investment in high quality companies, the portfolio management team seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. The portfolio managers believe that high quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics. The portfolio managers also may utilize “financial quality rankings” provided by nationally recognized rating services when determining quality.
The portfolio managers are responsible for fundamental analysis and security selection. They typically favor high quality companies they believe have sustainable above-average earnings growth potential and are trading below intrinsic value. Sustainable earnings growth potential is determined by fundamental analysis of a company’s financial trends; products and services; industry position and conditions; and other factors including portfolio managers’ assessment of company management. The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward potential and to manage portfolio risk by constructing a portfolio of what they believe to be attractively valued growth companies. The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive, or when other securities are identified to displace a current holding.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests in common stocks of approximately 20 to 35 companies, primarily with large market capitalizations. The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. companies. The Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks) and in publicly traded real estate investment trusts (“REITs”). The Fund is “non-diversified” and may invest, a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may also lend its securities.
Eaton Vance Atlanta Capital Select Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”). The Fund normally invests in approximately 25 to 40 companies. The Fund may invest in companies across a broad capitalization range, including smaller companies, but primarily invests in mid- to large-cap companies with capitalizations comparable to those companies included in the Russell 1000® Index. Although it invests primarily in U.S.-traded securities (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets, and may invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may also lend its securities.
Through investment in high quality companies, the portfolio management team seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. The portfolio managers believe high quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as additional information.
The portfolio managers are responsible for fundamental analysis and security selection. They typically seek to purchase stocks of companies they believe are capable of sustaining consistent earnings and operating cash flow growth while maintaining a strong financial condition. Portfolio managers tend to favor companies with shareholder-oriented management teams and business models that may provide consistent demand over a business cycle along with high barriers to entry. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors including portfolio managers’ assessment of company management. The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of what they believe to be attractively valued companies. The portfolio managers may sell a security when its fundamentals deteriorate, when it is no longer attractively valued, or when other securities are identified to displace a current holding.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (the “80% Policy”). The Fund normally invests in approximately 25 to 40 companies. The Fund may invest in companies across a broad capitalization range, including smaller companies, but primarily invests in mid- to large-cap companies with capitalizations comparable to those companies included in the Russell 1000® Index. Although it invests primarily in U.S.-traded securities (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets, and may invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may also lend its securities.
Eaton Vance Atlanta Capital SMID-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small- to mid-cap stocks (the “80% Policy”). The portfolio managers generally consider small- to mid-cap companies to be those companies having market capitalizations within the range of companies comprising the Russell 2500™ Index. The Fund may also invest in larger companies, U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks) and publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.
Through investment in high quality companies, the portfolio management team seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. The portfolio managers believe high quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics. The portfolio managers also may utilize “financial quality rankings” provided by nationally recognized rating services when determining quality.
The portfolio managers are responsible for fundamental analysis and security selection. They typically seek to purchase stocks of companies they believe are capable of sustaining consistent earnings and operating cash flow growth while maintaining a strong financial condition. Portfolio managers tend to favor companies with shareholder-oriented management teams and business models that may provide consistent demand over a business cycle along with high barriers to entry. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors including portfolio managers’ assessment of company management. The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of what they believe to be attractively valued companies. The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued, or when other securities are identified to displace a current holding.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small- to mid-cap stocks (the “80% Policy”). The portfolio managers generally consider small- to mid-cap companies to be those companies having market capitalizations within the range of companies comprising the Russell 2500™ Index. The Fund may also invest in larger companies, U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks) and publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.